FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explantory [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
NOTE 20: FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	2021	2020
	£m	£m
Debt securities:
Government securities	14,613	14,286
Asset-backed securities:
Other asset-backed securities	70	180
Corporate and other debt securities	13,134	12,935
	27,817	27,401
Treasury and other bills	85	36
Equity shares	235	166
Total financial assets at fair value through other comprehensive income	28,137	27,603
All assets were assessed at Stage 1 at 31 December 2020 and 2021.